General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses [Abstract]
Schedule of General and Administrative Expense
32.1 Details of general and administrative expenses for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Expenses related to employee
Employee benefits—salaries	￦	2,639,569	￦	2,621,008	￦	2,707,446
Employee benefits—others		897,559		860,038		855,152
Post-employment benefits—defined benefit plans		222,388		155,720		177,481
Post-employment benefits—defined contribution plans		32,743		32,160		33,995
Termination benefits		312,980		275,632		306,617
Share-based payments		51,756		69,703		140,453

		4,156,995		4,014,261		4,221,144

Depreciation and amortization		816,841		865,927		916,295

Other general and administrative expenses
Rental expense		98,346		100,761		92,392
Tax and dues		254,749		303,987		324,621
Communication		51,136		48,704		48,223
Electricity and utilities		32,954		45,255		49,063
Publication		10,435		9,263		7,813
Repairs and maintenance		50,828		51,202		52,298
Vehicle		18,308		18,015		18,313
Travel		16,680		18,177		16,881
Training		41,114		44,275		43,118
Service fees		242,762		233,403		249,774
Electronic data processing expenses		310,000		354,842		352,985
Advertising		236,957		230,192		230,656
Others		305,549		309,142		315,048

		1,669,818		1,767,218		1,801,185

	￦	6,643,654	￦	6,647,406	￦	6,938,624

Schedule of Stock Grants Linked to Long-term and Short-term Performance
32.2 Share-based Payments
32.2.1 Stock grants
The Group changed the scheme of share-based payments awarded to executives and employees from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set
performance targets over the vesting period.
32.2.1.1 Details of stock grants linked to long-term performance as of December 31, 2024, are as follows:

(In number of shares)	Grant date	Number of granted shares 1	Vesting conditions 2
KB Financial Group Inc.
Series 34	Feb. 1, 2022	644	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 36	Jan. 1, 2023	26,071	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 37	Apr. 1, 2023	1,830	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 38	Nov. 21, 2023	55,547	Services fulfillment, market performance 3 35%, and non-market performance 5 65%
Series 39	Jan. 1, 2024	69,628	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 40	Feb. 1, 2024	511	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 41	Apr. 6, 2024	6,270	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 42	Apr. 26, 2024	616	Services fulfillment, market performance 3 0%, and non-market performance 4 100%
Deferred grant in 2015		2,123	Satisfied
Deferred grant in 2020		284	Satisfied
Deferred grant in 2021		9,060	Satisfied
Deferred grant in 2022		26,240	Satisfied
Deferred grant in 2023		71,682	Satisfied

		270,506

Kookmin Bank
Series 85	Jan. 1, 2022	6,740	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 86	Feb. 1, 2022	1,525	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 90	Jul. 18, 2022	3,716	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 91	Aug. 24, 2022	7,277	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 92	Jan. 1, 2023	160,673	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 94	Apr. 1, 2023	5,849	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 96	Jan. 1, 2024	291,303	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100% Services fulfillment, market performance 3 30%, EPS, and Asset Quality 6 70%
Series 97	Feb. 1, 2024	2,045	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 98	Apr. 22, 2024	2,959	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 99	July. 5, 2024	4,926	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 100	July. 18, 2024	549	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 101	Aug. 24, 2024	4,453	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
32.2.1.1 Details of stock grants linked to long-term performance as of December 31, 2024, are as follows (cont’d):

(In number of shares)	Grant date	Number of granted shares 1	Vesting conditions 2
Deferred grant in 2021		52,347	Satisfied
Deferred grant in 2022		58,485	Satisfied
Deferred grant in 2023		137,828	Satisfied
Deferred grant in 2024		6,993	Satisfied

		747,668

Other subsidiaries
Stock granted in 2012		160	Services fulfillment, market performance 3 0~50%, and non-market performance 4 50~100%
Stock granted in 2013		219
Stock granted in 2014		1,028
Stock granted in 2015		1,287
Stock granted in 2016		234
Stock granted in 2017		5,834
Stock granted in 2018		13,883
Stock granted in 2019		18,106
Stock granted in 2020		53,629
Stock granted in 2021		52,505
Stock granted in 2022		146,378
Stock granted in 2023		385,023
Stock granted in 2024		307,922

		986,208

		2,004,382

1
Granted shares represent the total number of shares initially granted to executives and employees who have residual shares as of December 31, 2024 (Deferred grants are residual shares vested as of December 31, 2024).

2
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

3
Relative TSR (Total Shareholder Return): [(Fair value at the end of the contract—Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract

4	Performance results of company and employee
5	EPS (Earnings Per Share), Asset Quality, HCROI (Human Capital Return On Investment), Non-bank segment profit
6	EPS, Asset Quality

32.2.1.2 Details of stock grants linked to short-term performance as of December 31, 2024, are as follows:

(In number of shares)	Estimated number of vested shares *	Vesting conditions
KB Financial Group Inc.
Stock granted in 2015	1,078	Satisfied
Stock granted in 2016	2,076	Satisfied
Stock granted in 2020	156	Satisfied
Stock granted in 2021	11,857	Satisfied
Stock granted in 2022	29,285	Satisfied
Stock granted in 2023	40,280	Satisfied
Stock granted in 2024	23,659	Proportional to service period
Kookmin Bank
Stock granted in 2016	706	Satisfied
Stock granted in 2021	42,816	Satisfied
Stock granted in 2022	107,840	Satisfied
Stock granted in 2023	178,808	Satisfied
Stock granted in 2024	86,113	Proportional to service period
Other subsidiaries
Stock granted in 2015	2,672	Satisfied
Stock granted in 2016	12,312	Satisfied
Stock granted in 2017	26,375	Satisfied
Stock granted in 2018	64,040	Satisfied
Stock granted in 2019	56,724	Satisfied
Stock granted in 2020	75,969	Satisfied
Stock granted in 2021	234,222	Satisfied
Stock granted in 2022	349,858	Satisfied
Stock granted in 2023	575,294	Satisfied
Stock granted in 2024	154,299	Proportional to service period

	2,076,439

*
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

Schedule of Share Grants Measured at Fair Value
32.2.1.3 Stock grants are measured at fair value using the MonteCarlo simulation model and assumptions used in measuring the fair value as of December 31, 2024, are as follows:

(In Korean won)	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
Linked to long-term performance
(KB Financial Group Inc.)
Series 34	2.69	63,498~76,618	72,231~87,156
Series 36	2.69	72,231~87,156	52,755~87,156
Series 37	2.69	72,231~87,156	72,231~87,156
Series 38	2.69	64,306~73,900	66,306~76,198
Series 39	2.69	68,992~87,156	68,992~87,156
Series 40	2.69	65,949~75,790	65,949~75,790
Series 41	2.69	65,949~75,790	65,949~75,790
Series 42	2.69	72,231~87,156	72,231~87,156
Deferred grant in 2015	2.69	—	79,280~87,156
Deferred grant in 2020	2.69	—	79,280~87,156
Deferred grant in 2021	2.69	—	87,156
Deferred grant in 2022	2.69	—	75,790~87,156
Deferred grant in 2023	2.69	—	72,231~87,156
(Kookmin Bank)
Series 85	2.69	65,860~79,468	72,231~87,156
Series 86	2.69	63,498~76,618	72,231~87,156
Series 90	2.69	72,231~87,156	72,231~87,156
Series 91	2.69	72,231~87,156	72,231~87,156
Series 92	2.69	72,231~87,156	72,231~87,156
Series 94	2.69	72,231~87,156	72,231~87,156
Series 96	2.69	68,992~87,156	68,992~87,156
Series 97	2.69	65,949~75,790	65,949~75,790
Series 98	2.69	65,949~75,790	65,949~75,790
Series 99	2.69	65,949~75,790	65,949~75,790
Series 100	2.69	72,231~87,156	72,231~87,156
Series 101	2.69	65,949~75,790	65,949~75,790
Grant deferred in 2021	2.69	—	0~87,156
Grant deferred in 2022	2.69	—	75,790~87,156
Grant deferred in 2023	2.69	—	68,298~87,156
Grant deferred in 2024	2.69	—	70,431~87,156
(Other subsidiaries)
Stock granted in 2012	2.69	—	79,280
Stock granted in 2013	2.69	—	79,280
Stock granted in 2014	2.69	—	52,755~79,280
Stock granted in 2015	2.69	—	47,631~87,156
Stock granted in 2016	2.69	—	87,156
Stock granted in 2017	2.69	—	45,096~87,156
Stock granted in 2018	2.69	—	45,096~87,156
Stock granted in 2019	2.69	—	45,096~87,156
Stock granted in 2020	2.69	—	45,096~87,156
Stock granted in 2021	2.69	—	56,379~87,156
Stock granted in 2022	2.69	64,263~87,156	52,755~87,156
Stock granted in 2023	2.69	68,992~87,156	52,755~87,156
Stock granted in 2024	2.69	65,949~87,156	65,949~87,156

(In Korean won)	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
Linked to short-term performance
(KB Financial Group Inc.)
Stock granted in 2015	2.69	—	79,280~87,156
Stock granted in 2016	2.69	—	72,231~87,156
Stock granted in 2020	2.69	—	79,280~87,156
Stock granted in 2021	2.69	—	87,156
Stock granted in 2022	2.69	—	79,280~87,156
Stock granted in 2023	2.69	—	75,790~87,156
Stock granted in 2024	2.69	—	68,992~79,280
(Kookmin Bank)
Stock granted in 2016	2.69	—	87,156
Stock granted in 2021	2.69	—	87,156
Stock granted in 2022	2.69	—	72,231~87,156
Stock granted in 2023	2.69	—	75,790~87,156
Stock granted in 2024	2.69	—	68,992~82,229
(Other subsidiaries)
Stock granted in 2015	2.69	—	75,790~87,156
Stock granted in 2016	2.69	—	47,631~87,156
Stock granted in 2017	2.69	—	45,096~87,156
Stock granted in 2018	2.69	—	45,096~87,156
Stock granted in 2019	2.69	—	45,096~87,156
Stock granted in 2020	2.69	—	50,973~87,156
Stock granted in 2021	2.69	—	52,755~87,156
Stock granted in 2022	2.69	—	52,755~87,156
Stock granted in 2023	2.69	—	68,992~87,156
Stock granted in 2024	2.69	—	68,992~82,774
The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year
risk-free rate of Korea Treasury Bond in order to measure the fair value.
32.2.1.4 The accrued expenses for share-based payments related to stock grants are ￦ 202,243 million and ￦ 295,867 million as of December 31, 2023 and 2024, respectively, and the compensation costs amounting to ￦ 77,932 million and ￦ 162,406 million were recognized for the years ended December 31, 2023 and 2024, respectively.

Schedule of Mileage Stock
32.2.2.1 Details of mileage stock as of December 31, 2024, are as follows:

(In number of shares)
Grant date		Number of granted shares 1	Expected exercise period (years) 2	Remaining shares
Stock granted in 2020	Jan. 18, 2020	28,645	0.00~0.04	10,037
	May 12, 2020	46	0.00~0.36	25
	Jun. 30, 2020	206	0.00~0.49	118
	Aug. 26, 2020	40	0.00~0.65	16
	Oct. 29, 2020	160	0.00~0.82	80
	Nov. 6, 2020	45	0.00~0.85	35
	Nov. 30, 2020	35	0.00~0.91	26
	Dec. 2, 2020	57	0.00~0.92	22
	Dec. 4, 2020	154	0.00~0.92	21
	Dec. 30, 2020	88	0.00~0.99	25
Stock granted in 2021	Jan. 15, 2021	28,156	0.00~1.04	10,375
	Apr. 5, 2021	89	0.00~1.26	53
	Jul. 1, 2021	54	0.00~1.50	18
	Jul. 2, 2021	11	0.00~1.50	11
	Jul. 27, 2021	70	0.00~1.57	32
	Nov. 1, 2021	71	0.00~1.83	53
	Nov. 16, 2021	53	0.00~1.87	13
	Dec. 3, 2021	91	0.00~1.92	39
	Dec. 6, 2021	87	0.00~1.93	26
	Dec. 30, 2021	76	0.00~1.99	38
Stock granted in 2022	Jan. 14, 2022	20,909	0.00~2.04	10,827
	Apr. 4, 2022	65	0.00~2.25	33
	Apr. 19, 2022	33	0.00~2.30	20
	Aug. 3, 2022	62	0.00~2.59	6
	Aug. 9, 2022	80	0.00~2.60	21
	Oct. 19, 2022	55	0.00~2.80	5
	Nov. 1, 2022	177	0.00~2.83	90
	Dec. 1, 2022	49	0.00~2.92	48
	Dec. 6, 2022	88	0.00~2.93	10
	Dec. 12, 2022	114	0.00~2.95	48
	Dec. 15, 2022	42	0.00~2.95	28
	Dec. 30, 2022	114	0.00~2.99	63
Stock granted in 2023	Jan. 9, 2023	23,071	0.00~3.02	9,867
	Jan. 14, 2023	742	0.00~3.04	377
	Mar. 7, 2023	58	0.00~3.18	29
	Mar. 27, 2023	58	0.00~3.23	54
	Mar. 31, 2023	97	0.00~3.24	38
	May 4, 2023	105	0.00~3.34	56
	Jul. 3, 2023	63	0.00~3.50	21
	Jul. 26, 2023	38	0.00~3.56	31
	Jul. 31, 2023	220	0.00~3.58	126
	Oct. 20, 2023	80	0.00~3.80	59
	Nov. 1, 2023	78	0.00~3.83	58
	Dec. 1, 2023	49	0.00~3.92	36
	Dec. 13, 2023	115	0.00~3.95	115
	Dec. 14, 2023	57	0.00~3.95	57
	Dec. 27, 2023	19	0.00~3.99	19
	Dec. 28, 2023	162	0.00~3.99	162

(In number of shares)
Grant date		Number of granted shares 1	Expected exercise period (years) 2	Remaining shares
	Dec. 29, 2023	95	0.00~3.99	95
Stock granted in 2024	Jan. 13, 2024	17,523	0.00~4.03	16,849
	Jan. 31, 2024	297	0.00~4.08	297
	Apr. 1, 2024	89	0.00~4.25	87
	Jul. 1, 2024	38	0.00~4.50	38
	Aug. 1, 2024	141	0.00~4.58	141
	Sep. 2, 2024	14	0.00~4.67	14
	Nov. 1, 2024	55	0.00~4.84	55
	Dec. 4, 2024	26	0.00~4.93	26
	Dec. 19, 2024	88	0.00~4.97	88
	Dec. 30, 2024	73	0.00~5.00	73

		123,473		61,130

1
Mileage stock is exercisable for four years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year
lock-up
period.

2	Assessed based on the stock price as of December 31, 2024. These shares are vested immediately at grant date.